Concentration of Risks	12 Months Ended
Dec. 31, 2024
Concentration of Risks [Abstract]
CONCENTRATION OF RISKS

3. CONCENTRATION OF RISKS

(a) Concentration of credit risks

Financial instruments that potentially subject the Company, its subsidiaries, VIE and VIE’s subsidiaries to significant concentration of credit risk primarily cash and cash equivalents and accounts receivables. The carrying amounts of cash and cash equivalents represent the maximum exposure to credit risk. As of December 31, 2023 and 2024, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have RMB75,132 and RMB92,586 (US$12,684) in cash and cash equivalents, respectively, which is mainly held in cash and demand deposits with several financial institutions in the PRC, United States of America and Hong Kong. In the event of bankruptcy of one of these financial institutions, the Company, its subsidiaries, VIE and VIE’s subsidiaries may not be able to claim its cash and demand deposits back in full. The Company, its subsidiaries, VIE and VIE’s subsidiaries continue to monitor the financial strength of the financial institutions.

Accounts receivables are typically unsecured and denominated in RMB, derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company, its subsidiaries, VIE and VIE’s subsidiaries perform on its customers and its ongoing monitoring process of outstanding balances. The Company, its subsidiaries, VIE and VIE’s subsidiaries maintain an allowance for credit losses and actual losses have generally been within management’s expectations.

(b) Currency convertibility risk

Substantially majority of the Company, its subsidiaries, VIE and VIE’s subsidiaries’ operating activities are settled in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with supporting documents.

(c) Major customers and supplying channels

For the year ended December 31, 2022, one major client accounted for 45.6% of the Company’s total revenues. For the year ended December 31, 2023, two major clients respectively accounted for 33.9% and 11.3% of the Company’s total revenues. For the year ended December 31, 2024, one client accounted for 35.6% of the Company’s total revenues. As of December 31, 2023, two customers accounted for 56.5% and 32.1% of the Company’s total accounts receivable. As of December 31, 2024, four customers accounted for 23.7%, 19.5%, 15.9% and 11.4% of the Company’s total accounts receivable.

For the year ended December 31, 2022, three vendors respectively accounted for 42.0%, 13.0% and 10.3% of the Company’s total purchases. For the year ended December 31, 2023, four vendors respectively accounted for 21.2%, 19.2%, 17.8% and 14.4% of the Company’s total purchases and two suppliers respectively accounted for 41.1% and 19.6% of the Company’s total accounts payable. For the year ended December 31, 2024, two vendors respectively accounted for 22.7% and 22.7% of the Company’s total purchases and one supplier accounted for 35.7% of the Company’s total accounts payable.